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                            [LOGO OF PACIFIC LIFE]

January 4, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pacific Select Exec Separate Account of Pacific Life Insurance Company File No. 333-20355

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company ("Pacific Life") and the Pacific Select Exec Separate Account ("Separate Account") that the form of prospectuses for Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policy and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account's Post-Effective Amendment No. 12 on Form S-6 which was filed electronically with the Commission on December 26, 2001.

Very truly yours,

/s/ DIANE N. LEDGER

Diane N. Ledger